Subsequent events (Issuance of another equity instrument) (Detail) ¥ / shares in Units, ¥ in Thousands	Dec. 31, 2019 CNY (¥) ¥ / shares
Disclosure of non-adjusting events after reporting period [line items]
Face value	¥ 25,000,000
Issue another equity instruments [member] | Perpetual corporate bond issued on 18 March 2020 with no fixed maturity date [member]
Disclosure of non-adjusting events after reporting period [line items]
Face value	¥ 3,000,000
Par value | ¥ / shares	¥ 100.00